Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Revenues	$ 108,789	$ 146,146	$ 239,274	$ 317,795
Voyage expenses	(19,430)	(9,352)	(43,185)	(21,850)
Vessel operating expenses	(46,853)	(46,389)	(90,991)	(91,462)
Time-charter hire expense	(7,997)	(15,913)	(21,624)	(36,629)
Depreciation and amortization	(24,415)	(25,621)	(49,324)	(52,688)
General and administrative expenses	(8,365)	(9,503)	(17,253)	(18,974)
(Loss) gain on sale of vessels	(142)	(6,420)	(4,569)	(6,420)
Income (loss) from operations	1,587	32,948	12,328	89,772
Equity income (loss)	(28,027)	3,615	(26,900)	5,849
Cost per voyage				25
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	96,841	135,617	217,396	297,881
Voyage expenses	(22,079)	(10,088)	(48,792)	(23,021)
Vessel operating expenses	(34,278)	(37,278)	(68,359)	(74,786)
Time-charter hire expense	(6,935)	(15,456)	(19,069)	(35,886)
Depreciation and amortization	(23,157)	(24,320)	(46,786)	(50,274)
General and administrative expenses	(7,513)	(8,367)	(15,435)	(17,176)
(Loss) gain on sale of vessels	(150)	(6,420)	(4,577)	(6,420)
Income (loss) from operations	2,729	33,688	14,378	90,318
Equity income (loss)	(28,027)	3,615	(26,900)	5,849
Operating Segments | Ship-to-Ship Transfer Segment
Segment Reporting Information [Line Items]
Revenues	14,597	10,999	27,485	21,085
Voyage expenses	0	266	0	0
Vessel operating expenses	(12,575)	(9,111)	(22,632)	(16,676)
Time-charter hire expense	(1,062)	(457)	(2,555)	(743)
Depreciation and amortization	(1,258)	(1,301)	(2,538)	(2,414)
General and administrative expenses	(852)	(1,136)	(1,818)	(1,798)
(Loss) gain on sale of vessels	8	0	8	0
Income (loss) from operations	(1,142)	(740)	(2,050)	(546)
Equity income (loss)	0	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Revenues	(2,649)	(470)	(5,607)	(1,171)
Voyage expenses	2,649	470	5,607	1,171
Vessel operating expenses	0	0	0	0
Time-charter hire expense	0	0	0	0
Depreciation and amortization	0	0	0	0
General and administrative expenses	0	0	0	0
(Loss) gain on sale of vessels	0	0	0	0
Income (loss) from operations	0	0	0	0
Equity income (loss)	$ 0	$ 0	$ 0	$ 0